Statement of Operations (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Income Statement
Net revenue
Cost of revenue
Gross profit (loss)
Stock compensation	537,296
Loss on oil and gas properties				36,000
Investor relations	396,000
General and administrative expenses	561,900	29,487	187,760	75,718
Loss from continuing operations	(1,495,196)	(29,487)	(187,760)	(111,718)
Other income/(expense)
Change in fair value of convertible notes			65,235	101,701
Change in fair value of warrants			(78,385)	(97,575)
Loss on extinguishment of debt	559,048		559,048
Loss on loan modification
Interest expense		(12,717)	(52,767)	(51,408)
Interest income	173
Total other income/(expenses)	173	(12,717)	(468,195)	147,868
Total income/(loss)	(1,495,023)	(42,204)		36,150
Less net income (loss) attributable to noncontrolling interests	(49,805)
Net income/(loss)	$ (1,445,218)	$ (42,204)	$ (655,955)	$ 36,150
Weighted average common shares outstanding:
Basic and diluted	3,658,004	850,110	940,723	966,858
Net income/(loss) per share
Basic and diluted	$ (0.40)	$ (0.05)	$ (0.70)	$ 0.04